Leases - Schedule of Components of Finance Lease (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Right-of-use assets:
At the beginning of the year	$ 302,367	$ 454,300
Additions	180,208	29,123
Amortization for the year	(157,428)	(182,543)	$ (133,411)
Exchange adjustments	3,056	1,487
At the end of the year	328,203	302,367	454,300
Lease liabilities:
At the beginning of the year	299,086	448,028
New lease for the year	180,208	29,123
Interest on lease liabilities	15,870	19,860
Repayments of interest portion of lease liabilities	(15,870)	(19,860)
Repayments of principal portion of lease liabilities	(155,042)	(179,532)
Exchange adjustments	3,031	1,467
At the end of the year	327,283	299,086	448,028
Lease liabilities are classified as:
Current liabilities	175,315	110,513
Non-current liabilities	151,968	188,573
Lease liabilities	$ 327,283	$ 299,086	$ 448,028